UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Inflation-Protected Bond Index Fund
(formerly Spartan® Inflation-Protected Bond Index Fund)
Institutional Class and Institutional Premium Class
(formerly Fidelity Advantage Institutional Class)

Semi-Annual Report

June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2016

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	61.8	61.2
1 - 1.99%	18.9	17.8
2 - 2.99%	14.4	16.2
3 - 3.99%	4.9	4.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

As of December 31, 2015*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$9,814,559	$9,580,536
0.75% 2/15/42	13,297,164	13,361,677
0.75% 2/15/45	16,505,732	16,624,860
1% 2/15/46	8,557,886	9,256,146
1.375% 2/15/44	14,778,051	17,124,574
1.75% 1/15/28	11,228,931	13,145,209
2% 1/15/26	13,910,034	16,383,548
2.125% 2/15/40	5,942,215	7,786,938
2.125% 2/15/41	7,558,330	9,992,220
2.375% 1/15/25	19,119,617	22,852,810
2.375% 1/15/27	11,256,848	13,833,745
2.5% 1/15/29	10,873,201	13,797,037
3.375% 4/15/32	4,386,229	6,433,219
3.625% 4/15/28	9,423,077	13,056,291
3.875% 4/15/29	11,478,898	16,557,116
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18	36,396,147	36,946,787
0.125% 4/15/19	35,932,157	36,702,144
0.125% 4/15/20	36,079,961	36,924,726
0.125% 4/15/21	11,408,473	11,697,511
0.125% 1/15/22	28,846,418	29,433,544
0.125% 7/15/22	29,867,624	30,569,949
0.125% 1/15/23	30,006,339	30,435,322
0.125% 7/15/24	29,179,239	29,507,868
0.25% 1/15/25	29,252,213	29,727,240
0.375% 7/15/23	29,763,046	30,811,681
0.375% 7/15/25	29,216,595	30,110,200
0.625% 7/15/21	26,130,546	27,531,672
0.625% 1/15/24	29,694,112	31,121,195
0.625% 1/15/26	26,314,363	27,732,063
1.125% 1/15/21	24,613,750	26,349,452
1.25% 7/15/20	21,607,385	23,238,555
1.375% 7/15/18	10,967,803	11,506,967
1.375% 1/15/20	14,060,512	15,021,841
1.625% 1/15/18	11,120,433	11,543,381
1.875% 7/15/19	11,594,434	12,551,262
2.125% 1/15/19	10,203,446	10,949,468
2.625% 7/15/17	10,530,619	10,963,024
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $719,788,895)		741,161,778
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 0.43% (a)
(Cost $41,729)	41,729	41,729
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $719,830,624)		741,203,507
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,418,173
NET ASSETS - 100%		$743,621,680

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$741,161,778	$--	$741,161,778	$--
Money Market Funds	41,729	41,729	--	--
Total Investments in Securities:	$741,203,507	$41,729	$741,161,778	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $719,788,895)	$741,161,778
Fidelity Central Funds (cost $41,729)	41,729
Total Investments (cost $719,830,624)		$741,203,507
Receivable for investments sold		4,802,510
Receivable for fund shares sold		526,744
Interest receivable		2,496,649
Distributions receivable from Fidelity Central Funds		17
Total assets		749,029,427
Liabilities
Payable for investments purchased	$3,798,383
Payable for fund shares redeemed	1,529,924
Distributions payable	3,687
Accrued management fee	30,629
Other affiliated payables	45,124
Total liabilities		5,407,747
Net Assets		$743,621,680
Net Assets consist of:
Paid in capital		$723,420,052
Undistributed net investment income		2,306,642
Accumulated undistributed net realized gain (loss) on investments		(3,477,897)
Net unrealized appreciation (depreciation) on investments		21,372,883
Net Assets		$743,621,680
Investor Class:
Net Asset Value, offering price and redemption price per share ($28,166,934 ÷ 2,826,081 shares)		$9.97
Premium Class:
Net Asset Value, offering price and redemption price per share ($361,193,495 ÷ 36,244,519 shares)		$9.97
Institutional Class:
Net Asset Value, offering price and redemption price per share ($75,540,092 ÷ 7,580,186 shares)		$9.97
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($278,721,159 ÷ 27,966,104 shares)		$9.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$4,680,780
Income from Fidelity Central Funds		17
Total income		4,680,797
Expenses
Management fee	$161,224
Transfer agent fees	309,116
Independent trustees' fees and expenses	1,386
Miscellaneous	496
Total expenses before reductions	472,222
Expense reductions	(328)	471,894
Net investment income (loss)		4,208,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	474,416
Total net realized gain (loss)		474,416
Change in net unrealized appreciation (depreciation) on investment securities		35,097,808
Net gain (loss)		35,572,224
Net increase (decrease) in net assets resulting from operations		$39,781,127

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,208,903	$1,159,210
Net realized gain (loss)	474,416	(887,462)
Change in net unrealized appreciation (depreciation)	35,097,808	(10,639,302)
Net increase (decrease) in net assets resulting from operations	39,781,127	(10,367,554)
Distributions to shareholders from net investment income	(94,326)	–
Distributions to shareholders from net realized gain	(1,270,875)	(1,185,489)
Total distributions	(1,365,201)	(1,185,489)
Share transactions - net increase (decrease)	166,596,394	349,603,777
Total increase (decrease) in net assets	205,012,320	338,050,734
Net Assets
Beginning of period	538,609,360	200,558,626
End of period	$743,621,680	$538,609,360
Other Information
Undistributed net investment income end of period	$2,306,642	$–
Distributions in excess of net investment income end of period	$–	$(1,807,935)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.061	.026	.097	.006	.045
Net realized and unrealized gain (loss)	.551	(.204)	.233	(.908)	.283
Total from investment operations	.612	(.178)	.330	(.902)	.328
Distributions from net investment income	(.001)	–	–	–C	–
Distributions from net realized gain	(.021)	(.022)	(.090)	(.048)	(.038)
Total distributions	(.022)	(.022)	(.090)	(.048)	(.038)
Net asset value, end of period	$9.97	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	6.54%	(1.86)%	3.54%	(8.77)%	3.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.20%H	.20%	.20%	.20%	.20%H
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%H
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%H
Net investment income (loss)	1.26%H	.28%	.99%	.06%	.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$28,167	$278,414	$4,534	$1,918	$9,508
Portfolio turnover rateI	22%H	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Premium Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.065	.036	.106	.015	.051
Net realized and unrealized gain (loss)	.548	(.205)	.234	(.908)	.283
Total from investment operations	.613	(.169)	.340	(.893)	.334
Distributions from net investment income	(.002)	–	–	–C	–
Distributions from net realized gain	(.021)	(.031)	(.100)	(.057)	(.044)
Total distributions	(.023)	(.031)	(.100)	(.057)	(.044)
Net asset value, end of period	$9.97	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	6.55%	(1.76)%	3.64%	(8.67)%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.36%H	.38%	1.09%	.15%	.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$361,193	$248,799	$185,804	$87,383	$27,362
Portfolio turnover rateI	22%H	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.062	.039	.105	.019	.054
Net realized and unrealized gain (loss)	.552	(.205)	.238	(.909)	.282
Total from investment operations	.614	(.166)	.343	(.890)	.336
Distributions from net investment income	(.003)	–	–	–C	–
Distributions from net realized gain	(.021)	(.034)	(.103)	(.060)	(.046)
Total distributions	(.024)	(.034)	(.103)	(.060)	(.046)
Net asset value, end of period	$9.97	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	6.56%	(1.73)%	3.67%	(8.65)%	3.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.07%	.07%	.07%	.07%H
Expenses net of fee waivers, if any	.07%H	.07%	.07%	.07%	.07%H
Expenses net of all reductions	.07%H	.07%	.07%	.07%	.07%H
Net investment income (loss)	1.39%H	.41%	1.12%	.18%	.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$75,540	$11,305	$10,127	$94	$2,585
Portfolio turnover rateI	22%H	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.052	.041	.111	.021	.055
Net realized and unrealized gain (loss)	.562	(.205)	.233	(.909)	.283
Total from investment operations	.614	(.164)	.344	(.888)	.338
Distributions from net investment income	(.003)	–	–	–C	–
Distributions from net realized gain	(.021)	(.036)	(.104)	(.062)	(.048)
Total distributions	(.024)	(.036)	(.104)	(.062)	(.048)
Net asset value, end of period	$9.97	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	6.56%	(1.71)%	3.69%	(8.63)%	3.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%H
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%H
Net investment income (loss)	1.41%H	.43%	1.14%	.20%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$278,721	$91	$93	$94	$2,585
Portfolio turnover rateI	22%H	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Inflation-Protected Bond Index Fund (the Fund) (formerly Spartan Inflation-Protected Bond Index Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$21,416,370
Gross unrealized depreciation	(2,167,712)
Net unrealized appreciation (depreciation) on securities	$19,248,658
Tax cost	$721,954,849

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.20%
Premium Class	.10%
Institutional Class	.07%
Institutional Premium Class	.05%

Effective July 1, 2016, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, as noted in the following table:

Investor Class	.19%
Premium Class	.09%
Institutional Class	.06%
Institutional Premium Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .15%, .05% and .02% of average net assets, respectively. Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$231,999
Premium Class	75,539
Institutional Class	1,578
$309,116

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class will pay a portion of the transfer agent fees at an annual rate of .14%, .04% and .01% of average net assets, respectively. Institutional Premium Class does not pay transfer agent fees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $496 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $328.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Investor Class	$5,184	$–
Premium Class	72,846	–
Institutional Class	5,661	–
Institutional Premium Class	10,635	–
Total	$94,326	$–
From net realized gain
Investor Class	$639,043	$362,598
Premium Class	606,844	782,097
Institutional Class	24,793	40,444
Institutional Premium Class	195	350
Total	$1,270,875	$1,185,489

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Investor Class
Shares sold	9,341,566	30,733,573	$90,180,016	$294,049,119
Reinvestment of distributions	67,038	38,159	639,070	358,085
Shares redeemed	(36,255,118)	(1,572,350)	(356,887,853)	(15,066,643)
Net increase (decrease)	(26,846,514)	29,199,382	$(266,068,767)	$279,340,561
Premium Class
Shares sold	14,091,564	14,846,420	$136,465,085	$142,584,665
Reinvestment of distributions	65,720	77,068	628,243	728,399
Shares redeemed	(4,432,114)	(7,797,690)	(42,915,192)	(74,486,405)
Net increase (decrease)	9,725,170	7,125,798	$94,178,136	$68,826,659
Institutional Class
Shares sold	6,762,583	481,003	$66,635,115	$4,627,875
Reinvestment of distributions	3,174	4,278	30,454	40,441
Shares redeemed	(390,636)	(337,301)	(3,827,203)	(3,232,109)
Net increase (decrease)	6,375,121	147,980	$62,838,366	$1,436,207
Institutional Premium Class
Shares sold	28,010,824	–	$276,187,332	$–
Reinvestment of distributions	1,087	37	10,830	350
Shares redeemed	(55,547)	–	(549,503)	–
Net increase (decrease)	27,956,364	37	$275,648,659	$350

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio and VIP FundsManager 60% Portfolio were the owners of record of approximately 18% and 19%, respectively, of the total outstanding share of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 44% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Investor Class	.20%
Actual		$1,000.00	$1,065.40	$1.03
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Premium Class	.10%
Actual		$1,000.00	$1,065.50	$.51
Hypothetical-C		$1,000.00	$1,024.37	$.50
Institutional Class	.07%
Actual		$1,000.00	$1,065.60	$.36
Hypothetical-C		$1,000.00	$1,024.52	$.35
Institutional Premium Class	.05%
Actual		$1,000.00	$1,065.60	$.26
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

PIB-I-PIB-AI-SANN-0816
1.939241.103

Fidelity® Series Inflation-Protected Bond Index Fund Fidelity® Series Inflation-Protected Bond Index Fund Class F Semi-Annual Report June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2016

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	72.1	72.0
1 - 1.99%	17.3	17.8
2 - 2.99%	10.6	10.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Inflation Protected Securities - 99.8%

As of December 31, 2015*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2% 1/15/26	$41,349,169	$48,701,975
2.375% 1/15/25	56,763,543	67,846,888
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18	107,567,567	109,194,966
0.125% 4/15/19	106,550,742	108,834,009
0.125% 4/15/20	106,634,807	109,131,523
0.125% 4/15/21	33,716,624	34,570,851
0.125% 1/15/22	85,583,626	87,325,555
0.125% 7/15/22	88,273,202	90,348,909
0.125% 1/15/23	88,682,891	89,950,738
0.125% 7/15/24	86,237,862	87,209,110
0.25% 1/15/25	86,453,533	87,857,453
0.375% 7/15/23	87,964,919	91,064,169
0.375% 7/15/25	86,348,265	88,989,273
0.625% 7/15/21	77,538,134	81,695,748
0.625% 1/15/24	87,759,545	91,977,220
0.625% 1/15/26	77,770,004	81,959,903
1.125% 1/15/21	73,045,000	78,195,957
1.25% 7/15/20	63,861,094	68,682,052
1.375% 7/15/18	32,415,211	34,008,703
1.375% 1/15/20	41,556,404	44,397,650
1.625% 1/15/18	32,865,636	34,115,627
1.875% 7/15/19	34,265,604	37,093,364
2.125% 1/15/19	30,156,778	32,361,680
2.625% 7/15/17	31,122,009	32,399,930
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,664,662,713)		1,717,913,253
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 0.43% (a)
(Cost $266,002)	266,002	266,002
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,664,928,715)		1,718,179,255
NET OTHER ASSETS (LIABILITIES) - 0.2%		4,224,873
NET ASSETS - 100%		$1,722,404,128

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12
Total	$12

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,717,913,253	$--	$1,717,913,253	$--
Money Market Funds	266,002	266,002	--	--
Total Investments in Securities:	$1,718,179,255	$266,002	$1,717,913,253	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.8%
Short-Term Investments and Net Other Assets	0.2%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,664,662,713)	$1,717,913,253
Fidelity Central Funds (cost $266,002)	266,002
Total Investments (cost $1,664,928,715)		$1,718,179,255
Receivable for fund shares sold		9,423,633
Interest receivable		4,818,604
Distributions receivable from Fidelity Central Funds		12
Total assets		1,732,421,504
Liabilities
Payable for investments purchased	$5,919,213
Payable for fund shares redeemed	3,930,261
Accrued management fee	71,038
Other affiliated payables	96,864
Total liabilities		10,017,376
Net Assets		$1,722,404,128
Net Assets consist of:
Paid in capital		$1,664,157,777
Undistributed net investment income		9,009,242
Accumulated undistributed net realized gain (loss) on investments		(4,013,431)
Net unrealized appreciation (depreciation) on investments		53,250,540
Net Assets		$1,722,404,128
Series Inflation-Protected Bond Index:
Net Asset Value, offering price and redemption price per share ($777,151,354 ÷ 77,644,424 shares)		$10.01
Class F:
Net Asset Value, offering price and redemption price per share ($945,252,774 ÷ 94,333,039 shares)		$10.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$11,746,165
Income from Fidelity Central Funds		12
Total income		11,746,177
Expenses
Management fee	$420,729
Transfer agent fees	581,270
Independent trustees' fees and expenses	3,806
Miscellaneous	1,450
Total expenses before reductions	1,007,255
Expense reductions	(201)	1,007,054
Net investment income (loss)		10,739,123
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(179,696)
Total net realized gain (loss)		(179,696)
Change in net unrealized appreciation (depreciation) on investment securities		72,725,379
Net gain (loss)		72,545,683
Net increase (decrease) in net assets resulting from operations		$83,284,806

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,739,123	$4,143,170
Net realized gain (loss)	(179,696)	491,030
Change in net unrealized appreciation (depreciation)	72,725,379	(18,380,017)
Net increase (decrease) in net assets resulting from operations	83,284,806	(13,745,817)
Distributions to shareholders from net investment income	(1,391,855)	(1,605,484)
Distributions to shareholders from net realized gain	–	(2,808,174)
Total distributions	(1,391,855)	(4,413,658)
Share transactions - net increase (decrease)	(22,677,981)	566,653,971
Total increase (decrease) in net assets	59,214,970	548,494,496
Net Assets
Beginning of period	1,663,189,158	1,114,694,662
End of period	$1,722,404,128	$1,663,189,158
Other Information
Undistributed net investment income end of period	$9,009,242	$–
Distributions in excess of net investment income end of period	$–	$(338,026)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Inflation-Protected Bond Index Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$9.64	$10.04	$11.36	$11.11	$10.59
Income from Investment Operations
Net investment income (loss)A	.058	.025	.182	.119	.231	.379
Net realized and unrealized gain (loss)	.426	(.114)	(.100)	(.772)	.299	.534
Total from investment operations	.484	(.089)	.082	(.653)	.530	.913
Distributions from net investment income	(.004)	(.005)	(.016)	(.004)	(.009)	(.033)
Distributions from net realized gain	–	(.016)	(.466)	(.663)	(.271)	(.360)
Total distributions	(.004)	(.021)	(.482)	(.667)	(.280)	(.393)
Net asset value, end of period	$10.01	$9.53	$9.64	$10.04	$11.36	$11.11
Total ReturnB,C	5.08%	(.92)%	.80%	(5.77)%	4.77%	8.63%
Ratios to Average Net AssetsD,E
Expenses before reductions	.20%F	.20%	.20%	.20%	.20%	.20%
Expenses net of fee waivers, if any	.20%F	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%F	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	1.20%F	.26%	1.82%	1.07%	2.02%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$777,151	$770,606	$528,147	$581,043	$4,333,322	$4,610,222
Portfolio turnover rateG	29%F	33%	26%	44%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Inflation-Protected Bond Index Fund Class F

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$9.65	$10.05	$11.36	$11.11	$10.58
Income from Investment Operations
Net investment income (loss)A	.066	.040	.197	.135	.247	.391
Net realized and unrealized gain (loss)	.426	(.114)	(.100)	(.774)	.299	.543
Total from investment operations	.492	(.074)	.097	(.639)	.546	.934
Distributions from net investment income	(.012)	(.020)	(.031)	(.008)	(.025)	(.044)
Distributions from net realized gain	–	(.016)	(.466)	(.663)	(.271)	(.360)
Total distributions	(.012)	(.036)	(.497)	(.671)	(.296)	(.404)
Net asset value, end of period	$10.02	$9.54	$9.65	$10.05	$11.36	$11.11
Total ReturnB,C	5.15%	(.77)%	.95%	(5.65)%	4.92%	8.84%
Ratios to Average Net AssetsD,E
Expenses before reductions	.05%F	.05%	.05%	.05%	.05%	.10%
Expenses net of fee waivers, if any	.05%F	.05%	.05%	.05%	.05%	.10%
Expenses net of all reductions	.05%F	.05%	.05%	.05%	.05%	.10%
Net investment income (loss)	1.35%F	.41%	1.97%	1.22%	2.17%	3.52%
Supplemental Data
Net assets, end of period (000 omitted)	$945,253	$892,583	$586,548	$614,374	$3,659,691	$2,474,991
Portfolio turnover rateG	29%F	33%	26%	44%	29%	43%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expense of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Series Inflation-Protected Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Inflation-Protected Bond Index and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-ended mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$54,638,473
Gross unrealized depreciation	(992,453)
Net unrealized appreciation (depreciation) on securities	$53,646,020
Tax cost	$1,664,533,235

The Fund elected to defer to its next fiscal year approximately $945,765 of capital losses recognized during the period November 1, 2015 to December 31, 2015.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Series Inflation-Protected Bond Index so that the total expenses do not exceed .20%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives transfer agent fees at an annual rate of .17% of average net assets for Series Inflation-Protected Bond Index. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Series Inflation-Protected Bond Index pays a portion of the transfer agent fees at an annual rate of .15% of average net assets.

For the period, transfer agent fees for each applicable class were as follows:

Amount
Series Inflation-Protected Bond Index	$581,270

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,450 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and /or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $201.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Series Inflation-Protected Bond Index	$325,763	$298,701
Class F	1,066,092	1,306,783
Total	$1,391,855	$1,605,484
From net realized gain
Series Inflation-Protected Bond Index	$–	$1,298,875
Class F	–	1,509,299
Total	$–	$2,808,174

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Series Inflation-Protected Bond Index
Shares sold	2,002,172	36,598,626	$19,632,541	$352,893,899
Reinvestment of distributions	33,350	166,755	325,763	1,595,767
Shares redeemed	(5,220,116)	(10,720,838)	(51,063,702)	(103,663,592)
Net increase (decrease)	(3,184,594)	26,044,543	$(31,105,398)	$250,826,074
Class F
Shares sold	8,033,965	46,419,182	$78,960,297	$448,327,725
Reinvestment of distributions	108,231	292,444	1,066,092	2,814,062
Shares redeemed	(7,326,346)	(13,968,283)	(71,598,972)	(135,313,890)
Net increase (decrease)	815,850	32,743,343	$8,427,417	$315,827,897

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Series Inflation-Protected Bond Index	.20%
Actual		$1,000.00	$1,050.80	$1.02
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Class F	.05%
Actual		$1,000.00	$1,051.50	$.26
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SIB-S-SANN-0816
1.899332.106

Fidelity® Inflation-Protected Bond Index Fund
(formerly Spartan® Inflation-Protected Bond Index Fund)
Investor Class and Premium Class
(formerly Fidelity Advantage® Class)

Semi-Annual Report

June 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of June 30, 2016

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	61.8	61.2
1 - 1.99%	18.9	17.8
2 - 2.99%	14.4	16.2
3 - 3.99%	4.9	4.8

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Asset Allocation (% of fund's net assets)

As of June 30, 2016*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

As of December 31, 2015*
U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Inflation Protected Securities - 99.7%

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$9,814,559	$9,580,536
0.75% 2/15/42	13,297,164	13,361,677
0.75% 2/15/45	16,505,732	16,624,860
1% 2/15/46	8,557,886	9,256,146
1.375% 2/15/44	14,778,051	17,124,574
1.75% 1/15/28	11,228,931	13,145,209
2% 1/15/26	13,910,034	16,383,548
2.125% 2/15/40	5,942,215	7,786,938
2.125% 2/15/41	7,558,330	9,992,220
2.375% 1/15/25	19,119,617	22,852,810
2.375% 1/15/27	11,256,848	13,833,745
2.5% 1/15/29	10,873,201	13,797,037
3.375% 4/15/32	4,386,229	6,433,219
3.625% 4/15/28	9,423,077	13,056,291
3.875% 4/15/29	11,478,898	16,557,116
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18	36,396,147	36,946,787
0.125% 4/15/19	35,932,157	36,702,144
0.125% 4/15/20	36,079,961	36,924,726
0.125% 4/15/21	11,408,473	11,697,511
0.125% 1/15/22	28,846,418	29,433,544
0.125% 7/15/22	29,867,624	30,569,949
0.125% 1/15/23	30,006,339	30,435,322
0.125% 7/15/24	29,179,239	29,507,868
0.25% 1/15/25	29,252,213	29,727,240
0.375% 7/15/23	29,763,046	30,811,681
0.375% 7/15/25	29,216,595	30,110,200
0.625% 7/15/21	26,130,546	27,531,672
0.625% 1/15/24	29,694,112	31,121,195
0.625% 1/15/26	26,314,363	27,732,063
1.125% 1/15/21	24,613,750	26,349,452
1.25% 7/15/20	21,607,385	23,238,555
1.375% 7/15/18	10,967,803	11,506,967
1.375% 1/15/20	14,060,512	15,021,841
1.625% 1/15/18	11,120,433	11,543,381
1.875% 7/15/19	11,594,434	12,551,262
2.125% 1/15/19	10,203,446	10,949,468
2.625% 7/15/17	10,530,619	10,963,024
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $719,788,895)		741,161,778
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 0.43% (a)
(Cost $41,729)	41,729	41,729
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $719,830,624)		741,203,507
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,418,173
NET ASSETS - 100%		$743,621,680

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17
Total	$17

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$741,161,778	$--	$741,161,778	$--
Money Market Funds	41,729	41,729	--	--
Total Investments in Securities:	$741,203,507	$41,729	$741,161,778	$--

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	99.7%
Short-Term Investments and Net Other Assets	0.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $719,788,895)	$741,161,778
Fidelity Central Funds (cost $41,729)	41,729
Total Investments (cost $719,830,624)		$741,203,507
Receivable for investments sold		4,802,510
Receivable for fund shares sold		526,744
Interest receivable		2,496,649
Distributions receivable from Fidelity Central Funds		17
Total assets		749,029,427
Liabilities
Payable for investments purchased	$3,798,383
Payable for fund shares redeemed	1,529,924
Distributions payable	3,687
Accrued management fee	30,629
Other affiliated payables	45,124
Total liabilities		5,407,747
Net Assets		$743,621,680
Net Assets consist of:
Paid in capital		$723,420,052
Undistributed net investment income		2,306,642
Accumulated undistributed net realized gain (loss) on investments		(3,477,897)
Net unrealized appreciation (depreciation) on investments		21,372,883
Net Assets		$743,621,680
Investor Class:
Net Asset Value, offering price and redemption price per share ($28,166,934 ÷ 2,826,081 shares)		$9.97
Premium Class:
Net Asset Value, offering price and redemption price per share ($361,193,495 ÷ 36,244,519 shares)		$9.97
Institutional Class:
Net Asset Value, offering price and redemption price per share ($75,540,092 ÷ 7,580,186 shares)		$9.97
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($278,721,159 ÷ 27,966,104 shares)		$9.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2016 (Unaudited)
Investment Income
Interest		$4,680,780
Income from Fidelity Central Funds		17
Total income		4,680,797
Expenses
Management fee	$161,224
Transfer agent fees	309,116
Independent trustees' fees and expenses	1,386
Miscellaneous	496
Total expenses before reductions	472,222
Expense reductions	(328)	471,894
Net investment income (loss)		4,208,903
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	474,416
Total net realized gain (loss)		474,416
Change in net unrealized appreciation (depreciation) on investment securities		35,097,808
Net gain (loss)		35,572,224
Net increase (decrease) in net assets resulting from operations		$39,781,127

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2016 (Unaudited)	Year ended December 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,208,903	$1,159,210
Net realized gain (loss)	474,416	(887,462)
Change in net unrealized appreciation (depreciation)	35,097,808	(10,639,302)
Net increase (decrease) in net assets resulting from operations	39,781,127	(10,367,554)
Distributions to shareholders from net investment income	(94,326)	–
Distributions to shareholders from net realized gain	(1,270,875)	(1,185,489)
Total distributions	(1,365,201)	(1,185,489)
Share transactions - net increase (decrease)	166,596,394	349,603,777
Total increase (decrease) in net assets	205,012,320	338,050,734
Net Assets
Beginning of period	538,609,360	200,558,626
End of period	$743,621,680	$538,609,360
Other Information
Undistributed net investment income end of period	$2,306,642	$–
Distributions in excess of net investment income end of period	$–	$(1,807,935)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Investor Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.061	.026	.097	.006	.045
Net realized and unrealized gain (loss)	.551	(.204)	.233	(.908)	.283
Total from investment operations	.612	(.178)	.330	(.902)	.328
Distributions from net investment income	(.001)	–	–	–C	–
Distributions from net realized gain	(.021)	(.022)	(.090)	(.048)	(.038)
Total distributions	(.022)	(.022)	(.090)	(.048)	(.038)
Net asset value, end of period	$9.97	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	6.54%	(1.86)%	3.54%	(8.77)%	3.28%
Ratios to Average Net AssetsF,G
Expenses before reductions	.20%H	.20%	.20%	.20%	.20%H
Expenses net of fee waivers, if any	.20%H	.20%	.20%	.20%	.20%H
Expenses net of all reductions	.20%H	.20%	.20%	.20%	.20%H
Net investment income (loss)	1.26%H	.28%	.99%	.06%	.70%H
Supplemental Data
Net assets, end of period (000 omitted)	$28,167	$278,414	$4,534	$1,918	$9,508
Portfolio turnover rateI	22%H	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Premium Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.065	.036	.106	.015	.051
Net realized and unrealized gain (loss)	.548	(.205)	.234	(.908)	.283
Total from investment operations	.613	(.169)	.340	(.893)	.334
Distributions from net investment income	(.002)	–	–	–C	–
Distributions from net realized gain	(.021)	(.031)	(.100)	(.057)	(.044)
Total distributions	(.023)	(.031)	(.100)	(.057)	(.044)
Net asset value, end of period	$9.97	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	6.55%	(1.76)%	3.64%	(8.67)%	3.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	1.36%H	.38%	1.09%	.15%	.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$361,193	$248,799	$185,804	$87,383	$27,362
Portfolio turnover rateI	22%H	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Institutional Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.062	.039	.105	.019	.054
Net realized and unrealized gain (loss)	.552	(.205)	.238	(.909)	.282
Total from investment operations	.614	(.166)	.343	(.890)	.336
Distributions from net investment income	(.003)	–	–	–C	–
Distributions from net realized gain	(.021)	(.034)	(.103)	(.060)	(.046)
Total distributions	(.024)	(.034)	(.103)	(.060)	(.046)
Net asset value, end of period	$9.97	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	6.56%	(1.73)%	3.67%	(8.65)%	3.36%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%H	.07%	.07%	.07%	.07%H
Expenses net of fee waivers, if any	.07%H	.07%	.07%	.07%	.07%H
Expenses net of all reductions	.07%H	.07%	.07%	.07%	.07%H
Net investment income (loss)	1.39%H	.41%	1.12%	.18%	.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$75,540	$11,305	$10,127	$94	$2,585
Portfolio turnover rateI	22%H	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Inflation-Protected Bond Index Fund Institutional Premium Class

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$9.38	$9.58	$9.34	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.052	.041	.111	.021	.055
Net realized and unrealized gain (loss)	.562	(.205)	.233	(.909)	.283
Total from investment operations	.614	(.164)	.344	(.888)	.338
Distributions from net investment income	(.003)	–	–	–C	–
Distributions from net realized gain	(.021)	(.036)	(.104)	(.062)	(.048)
Total distributions	(.024)	(.036)	(.104)	(.062)	(.048)
Net asset value, end of period	$9.97	$9.38	$9.58	$9.34	$10.29
Total ReturnD,E	6.56%	(1.71)%	3.69%	(8.63)%	3.37%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.05%	.05%	.05%	.05%H
Expenses net of fee waivers, if any	.05%H	.05%	.05%	.05%	.05%H
Expenses net of all reductions	.05%H	.05%	.05%	.05%	.05%H
Net investment income (loss)	1.41%H	.43%	1.14%	.20%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$278,721	$91	$93	$94	$2,585
Portfolio turnover rateI	22%H	25%	42%	39%	54%H

 A For the period May 16, 2012 (commencement of operations) to December 31, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2016

1. Organization.

Fidelity Inflation-Protected Bond Index Fund (the Fund) (formerly Spartan Inflation-Protected Bond Index Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Premium Class (formerly Fidelity Advantage Class), Institutional Class and Institutional Premium Class (formerly Fidelity Advantage Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$21,416,370
Gross unrealized depreciation	(2,167,712)
Net unrealized appreciation (depreciation) on securities	$19,248,658
Tax cost	$721,954,849

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.20%
Premium Class	.10%
Institutional Class	.07%
Institutional Premium Class	.05%

Effective July 1, 2016, the Board of Trustees approved a change in the expense contract limiting the total expenses paid by each class, with certain exceptions, as noted in the following table:

Investor Class	.19%
Premium Class	.09%
Institutional Class	.06%
Institutional Premium Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and .015% of average net assets for Investor Class, Premium Class, Institutional Class and Institutional Premium Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, Investor Class, Premium Class and Institutional Class pay a portion of the transfer agent fees at an annual rate of .15%, .05% and .02% of average net assets, respectively. Institutional Premium Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$231,999
Premium Class	75,539
Institutional Class	1,578
$309,116

Effective July 1, 2016, under the amended expense contract, Investor Class, Premium Class and Institutional Class will pay a portion of the transfer agent fees at an annual rate of .14%, .04% and .01% of average net assets, respectively. Institutional Premium Class does not pay transfer agent fees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $496 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $328.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2016	Year ended December 31, 2015
From net investment income
Investor Class	$5,184	$–
Premium Class	72,846	–
Institutional Class	5,661	–
Institutional Premium Class	10,635	–
Total	$94,326	$–
From net realized gain
Investor Class	$639,043	$362,598
Premium Class	606,844	782,097
Institutional Class	24,793	40,444
Institutional Premium Class	195	350
Total	$1,270,875	$1,185,489

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2016	Year ended December 31, 2015	Six months ended June 30, 2016	Year ended December 31, 2015
Investor Class
Shares sold	9,341,566	30,733,573	$90,180,016	$294,049,119
Reinvestment of distributions	67,038	38,159	639,070	358,085
Shares redeemed	(36,255,118)	(1,572,350)	(356,887,853)	(15,066,643)
Net increase (decrease)	(26,846,514)	29,199,382	$(266,068,767)	$279,340,561
Premium Class
Shares sold	14,091,564	14,846,420	$136,465,085	$142,584,665
Reinvestment of distributions	65,720	77,068	628,243	728,399
Shares redeemed	(4,432,114)	(7,797,690)	(42,915,192)	(74,486,405)
Net increase (decrease)	9,725,170	7,125,798	$94,178,136	$68,826,659
Institutional Class
Shares sold	6,762,583	481,003	$66,635,115	$4,627,875
Reinvestment of distributions	3,174	4,278	30,454	40,441
Shares redeemed	(390,636)	(337,301)	(3,827,203)	(3,232,109)
Net increase (decrease)	6,375,121	147,980	$62,838,366	$1,436,207
Institutional Premium Class
Shares sold	28,010,824	–	$276,187,332	$–
Reinvestment of distributions	1,087	37	10,830	350
Shares redeemed	(55,547)	–	(549,503)	–
Net increase (decrease)	27,956,364	37	$275,648,659	$350

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 50% Portfolio and VIP FundsManager 60% Portfolio were the owners of record of approximately 18% and 19%, respectively, of the total outstanding share of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 44% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2016 to June 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Expenses Paid During Period-B January 1, 2016 to June 30, 2016
Investor Class	.20%
Actual		$1,000.00	$1,065.40	$1.03
Hypothetical-C		$1,000.00	$1,023.87	$1.01
Premium Class	.10%
Actual		$1,000.00	$1,065.50	$.51
Hypothetical-C		$1,000.00	$1,024.37	$.50
Institutional Class	.07%
Actual		$1,000.00	$1,065.60	$.36
Hypothetical-C		$1,000.00	$1,024.52	$.35
Institutional Premium Class	.05%
Actual		$1,000.00	$1,065.60	$.26
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

PIB-SANN-0816
1.939224.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 25, 2016